Vanguard® Global Credit Bond Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (6.8%)
[1,2,3]	United States Treasury Note/Bond	0.125%	2/28/23–1/15/24	17,700	17,673
	United States Treasury Note/Bond	1.125%	2/15/31	1,000	992
Total U.S. Government and Agency Obligations (Cost $18,666)					18,665
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Ireland (0.2%)
[4,5]	Trafigura Securitisation Finance plc Series 2018-1A	3.730%	3/15/22	425	427
United States (0.4%)
[4,5]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.112%	11/5/32	100	104
[5]	COMM Mortgage Trust Series 2015-CR27	4.450%	10/10/48	135	147
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	58	60
[4,5]	Fair Square Issuance Trust Series 2020-AA	2.900%	9/20/24	100	101
[5]	GM Financial Automobile Leasing Trust Series 2020-1	2.280%	6/20/24	10	10
[4,5]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	463	479
[4,5]	Santander Retail Auto Lease Trust Series 2020-A	2.520%	11/20/24	20	21
[4,5]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	100	102
[4,5]	Tesla Auto Lease Trust Series 2018-B	4.360%	10/20/21	100	100
					1,124
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,506)					1,551
Corporate Bonds (76.4%)
Australia (3.1%)
[6]	APT Pipelines Ltd.	1.250%	3/15/33	400	487
[4,5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	575
[4,5]	FMG Resources August 2006 Pty. Ltd.	4.500%	9/15/27	10	11
[6]	Glencore Capital Finance DAC	1.250%	3/1/33	500	598
[7]	Glencore Finance Europe Ltd.	6.000%	4/3/22	1,282	1,845
[8]	Lonsdale Finance Pty. Ltd.	3.900%	10/15/25	1,250	1,011
[8,9]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.174%	12/15/22	600	442
[8]	Macquarie Group Ltd.	3.250%	12/15/22	400	296
[4,5]	Macquarie Group Ltd.	1.340%	1/12/27	350	349
[8]	Pacific National Finance Pty. Ltd.	5.400%	5/12/27	370	307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Qantas Airways Ltd.	4.400%	10/10/23	310	241
[6]	Vicinity Centres Trust	1.125%	11/7/29	1,172	1,458
[5,8]	Westpac Banking Corp.	4.334%	8/16/29	500	397
[5]	Westpac Banking Corp.	2.894%	2/4/30	500	522
	Westpac Banking Corp.	2.963%	11/16/40	75	76
					8,615
Austria (0.3%)
[6]	JAB Holdings BV	3.375%	4/17/35	400	600
[6]	JAB Holdings BV	2.250%	12/19/39	100	129
					729
Belgium (0.5%)
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	455	566
[5]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	32
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	275	367
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	100	111
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	200	281
					1,357
Brazil (0.3%)
	Embraer Netherlands Finance BV	5.050%	6/15/25	700	735
Canada (1.5%)
[4]	1011778 BC ULC	3.875%	1/15/28	10	10
[4,5]	1011778 BC ULC	4.375%	1/15/28	55	56
[4,5]	1011778 BC ULC	4.000%	10/15/30	25	25
[4,10]	Air Canada	3.875%	8/15/26	20	20
	Canadian Natural Resources Ltd.	2.950%	1/15/23	50	52
	Canadian Natural Resources Ltd.	3.800%	4/15/24	125	134
	Canadian Natural Resources Ltd.	3.900%	2/1/25	110	120
	Canadian Natural Resources Ltd.	3.850%	6/1/27	180	200
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	105
	Canadian Natural Resources Ltd.	6.250%	3/15/38	60	82
	Cenovus Energy Inc.	3.000%	8/15/22	25	25
	Cenovus Energy Inc.	5.375%	7/15/25	462	527
	Cenovus Energy Inc.	4.250%	4/15/27	92	103
	Cenovus Energy Inc.	5.250%	6/15/37	35	42
	Cenovus Energy Inc.	5.400%	6/15/47	20	25
	Enbridge Inc.	3.125%	11/15/29	42	45
[4,5]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	285	284
[4,5]	Hudbay Minerals Inc.	4.500%	4/1/26	20	20
[4,5]	MEG Energy Corp.	6.500%	1/15/25	35	36
[4,5]	MEG Energy Corp.	5.875%	2/1/29	5	5
	Nutrien Ltd.	4.200%	4/1/29	125	146
	Nutrien Ltd.	4.125%	3/15/35	70	82
[4,5]	Parkland Corp.	4.500%	10/1/29	20	20
	Suncor Energy Inc.	6.500%	6/15/38	60	86
	Suncor Energy Inc.	3.750%	3/4/51	90	100
[11]	Toronto-Dominion Bank	2.850%	3/8/24	1,650	1,384
	TransCanada PipeLines Ltd.	4.625%	3/1/34	100	120
	TransCanada PipeLines Ltd.	6.200%	10/15/37	120	167
	TransCanada PipeLines Ltd.	4.875%	5/15/48	75	97
[4]	Videotron Ltd.	3.625%	6/15/29	12	12
					4,130
China (0.1%)
[4]	NXP BV	3.250%	5/11/41	250	263
Czech Republic (0.3%)
[6]	EP Infrastructure A/S	1.816%	3/2/31	719	889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Denmark (0.5%)
[4,5]	Danske Bank A/S	1.171%	12/8/23	300	301
[5,6]	Danske Bank A/S	1.000%	5/15/31	1,000	1,197
					1,498
Finland (0.4%)
[5,6]	Elenia Verkko OYJ	0.375%	2/6/27	1,000	1,201
France (1.4%)
[4,5]	BNP Paribas SA	2.819%	11/19/25	380	400
[4,5]	BNP Paribas SA	2.219%	6/9/26	250	258
[4,5]	BNP Paribas SA	1.323%	1/13/27	200	198
[6]	BNP Paribas SA	1.125%	1/15/32	500	604
[4,5]	BNP Paribas SA	2.824%	1/26/41	225	218
[7]	Westfield America Management Ltd.	2.125%	3/30/25	1,437	2,046
					3,724
Germany (2.3%)
[7]	Aroundtown SA	3.625%	4/10/31	545	852
[4,5]	Bayer US Finance II LLC	4.375%	12/15/28	275	319
[4,5]	Daimler Finance North America LLC	0.750%	3/1/24	465	466
[5]	Deutsche Bank AG	2.222%	9/18/24	150	154
	Deutsche Bank AG	2.129%	11/24/26	165	169
	Deutsche Bank AG	3.035%	5/28/32	250	258
[4,5]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	220	222
[5,6]	Volkswagen Financial Services AG	2.250%	10/16/26	1,100	1,456
[8]	Volkswagen Financial Services Australia Pty. Ltd.	3.100%	4/17/23	500	381
[4,5]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	200	209
[4,5]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	150
[6]	Volkswagen Leasing GmbH	1.375%	1/20/25	1,440	1,794
					6,430
Ireland (0.4%)
	AerCap Ireland Capital DAC	4.500%	9/15/23	455	487
	AerCap Ireland Capital DAC	4.450%	4/3/26	275	303
[4,5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	200	201
[4,5]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	225	246
					1,237
Italy (1.7%)
[4,5]	Intesa Sanpaolo SpA	3.250%	9/23/24	200	213
[7]	Intesa Sanpaolo SpA	2.500%	1/15/30	400	579
[7]	Intesa Sanpaolo SpA	2.625%	3/11/36	283	406
[6]	UniCredit SpA	1.625%	7/3/25	748	921
[5,6]	UniCredit SpA	1.200%	1/20/26	2,194	2,668
					4,787
Japan (1.1%)
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	600	612
	Mizuho Financial Group Inc.	1.234%	5/22/27	260	259
[4,5]	Nissan Motor Co. Ltd.	3.043%	9/15/23	450	469
[4,5]	Nissan Motor Co. Ltd.	4.345%	9/17/27	550	612
[4,5]	NTT Finance Corp.	2.065%	4/3/31	40	41
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	225	252
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	250	271
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	300	311
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	104
					2,931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kazakhstan (0.3%)
[4,5]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	600	599
	Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	200	279
					878
Luxembourg (1.4%)
[5,6]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	2,650	3,175
[5,6]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	600	751
					3,926
Malaysia (0.2%)
[5]	Petronas Capital Ltd.	3.500%	4/21/30	470	516
Mexico (0.1%)
	Grupo Bimbo SAB de CV	4.500%	1/25/22	300	305
Netherlands (1.0%)
	Cooperatieve Rabobank UA	4.625%	12/1/23	250	273
[7]	NIBC Bank NV	3.125%	11/15/23	1,400	2,042
	Shell International Finance BV	2.375%	11/7/29	190	200
	Shell International Finance BV	4.375%	5/11/45	70	88
	Shell International Finance BV	3.750%	9/12/46	191	221
[4,5]	Trivium Packaging Finance BV	5.500%	8/15/26	5	5
					2,829
Russia (0.6%)
	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	400	413
[5]	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	600	674
	Gazprom PJSC Via Gaz Finance plc	2.950%	1/27/29	500	491
					1,578
Saudi Arabia (0.2%)
[4]	SA Global Sukuk Ltd.	2.694%	6/17/31	609	626
South Korea (0.0%)
[4,5]	Clark Equipment Co.	5.875%	6/1/25	13	14
Spain (1.6%)
[4]	Atlantica Sustainable Infrastructure plc	4.125%	6/15/28	6	6
	Banco Santander SA	2.749%	12/3/30	270	272
[5,6]	IE2 Holdco SAU	2.875%	6/1/26	2,600	3,454
	Telefonica Emisiones SA	4.103%	3/8/27	235	266
	Telefonica Emisiones SA	4.665%	3/6/38	250	298
					4,296
Sweden (0.9%)
[7]	Akelius Residential Property AB	2.375%	8/15/25	641	933
[6]	Balder Finland OYJ	1.000%	1/20/29	953	1,136
[6]	Balder Finland OYJ	1.375%	5/24/30	300	364
					2,433
Switzerland (1.1%)
[4]	Credit Suisse Group AG	3.091%	5/14/32	400	418
[6]	Credit Suisse Group AG	0.625%	1/18/33	600	687
[6]	Helvetia Europe SA	2.750%	9/30/41	700	917
	Novartis Capital Corp.	2.000%	2/14/27	150	157
	Novartis Capital Corp.	2.750%	8/14/50	60	63
[4,5]	UBS Group AG	2.650%	2/1/22	400	405
[4,5]	UBS Group AG	4.125%	9/24/25	300	336
					2,983
United Kingdom (6.4%)
	AstraZeneca Finance LLC	1.200%	5/28/26	75	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca Finance LLC	1.750%	5/28/28	75	76
	AstraZeneca plc	4.000%	1/17/29	225	262
	AstraZeneca plc	1.375%	8/6/30	100	97
[7]	Aviva plc	6.125%	11/14/36	650	1,101
	Barclays plc	3.684%	1/10/23	65	66
	Barclays plc	4.375%	9/11/24	250	273
	Barclays plc	1.007%	12/10/24	440	442
[5]	Barclays plc	3.932%	5/7/25	300	324
	Barclays plc	5.200%	5/12/26	200	231
	Barclays plc	4.337%	1/10/28	275	311
[5]	Barclays plc	5.088%	6/20/30	200	235
	BAT Capital Corp.	4.390%	8/15/37	475	522
	BAT Capital Corp.	4.540%	8/15/47	135	145
[7]	BAT International Finance plc	2.250%	9/9/52	200	218
	BP Capital Markets plc	3.506%	3/17/25	50	55
	BP Capital Markets plc	3.279%	9/19/27	85	94
[6]	easyJet FinCo BV	1.875%	3/3/28	600	716
[7]	Gatwick Funding Ltd.	2.500%	4/15/30	400	562
	GlaxoSmithKline Capital plc	0.534%	10/1/23	200	200
	GlaxoSmithKline Capital plc	3.000%	6/1/24	250	267
[5,7]	Heathrow Funding Ltd.	6.750%	12/3/26	240	421
	HSBC Holdings plc	0.976%	5/24/25	500	501
[5]	HSBC Holdings plc	2.633%	11/7/25	260	273
[5]	HSBC Holdings plc	1.645%	4/18/26	275	279
[5]	HSBC Holdings plc	2.099%	6/4/26	255	263
	HSBC Holdings plc	1.589%	5/24/27	210	211
[7]	HSBC Holdings plc	1.750%	7/24/27	1,000	1,405
[5]	HSBC Holdings plc	2.013%	9/22/28	300	304
	HSBC Holdings plc	2.804%	5/24/32	100	104
	HSBC Holdings plc	6.500%	9/15/37	125	177
[4,5]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	10	10
[7]	Leeds Building Society	1.500%	3/16/27	1,093	1,524
[5]	Lloyds Banking Group plc	2.858%	3/17/23	400	406
	Lloyds Banking Group plc	0.695%	5/11/24	405	406
[5]	Lloyds Banking Group plc	3.870%	7/9/25	275	298
	Natwest Group plc	3.875%	9/12/23	200	213
[5]	Natwest Group plc	4.269%	3/22/25	270	293
[5]	Natwest Group plc	3.073%	5/22/28	225	240
[7]	Natwest Group plc	2.105%	11/28/31	900	1,260
	RELX Capital Inc.	3.000%	5/22/30	100	108
[4,5]	Rolls-Royce plc	5.750%	10/15/27	53	58
[4,5]	Standard Chartered plc	1.319%	10/14/23	250	252
	Vodafone Group plc	3.750%	1/16/24	190	205
	Vodafone Group plc	4.125%	5/30/25	260	291
	Vodafone Group plc	5.250%	5/30/48	270	360
	Vodafone Group plc	4.125%	6/4/81	170	172
[7]	WPP Finance 2013	2.875%	9/14/46	100	146
[5,7]	WPP Finance SA	3.750%	5/19/32	650	1,048
					17,501
United States (48.7%)
[4,5]	7-Eleven Inc.	0.950%	2/10/26	200	198
[4,5]	7-Eleven Inc.	1.300%	2/10/28	150	147
[4,5]	7-Eleven Inc.	1.800%	2/10/31	100	98
[4,5]	7-Eleven Inc.	2.800%	2/10/51	185	177
	Abbott Laboratories	4.900%	11/30/46	125	175
	AbbVie Inc.	2.600%	11/21/24	150	159
	AbbVie Inc.	3.600%	5/14/25	200	219
	AbbVie Inc.	4.050%	11/21/39	210	249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.875%	11/14/48	185	245
	AbbVie Inc.	4.250%	11/21/49	150	184
	Adobe Inc.	2.150%	2/1/27	100	105
	AEP Transmission Co. LLC	4.250%	9/15/48	200	253
	Affiliated Managers Group Inc.	3.300%	6/15/30	170	186
	Aflac Inc.	1.125%	3/15/26	55	55
	Agree LP	2.000%	6/15/28	50	50
	Agree LP	2.600%	6/15/33	60	61
[5]	Air Lease Corp.	2.875%	1/15/26	125	132
[5]	Air Lease Corp.	3.750%	6/1/26	100	110
	Air Lease Corp.	3.125%	12/1/30	150	156
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	131
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	180	182
[4,5]	Alliant Holdings Intermediate LLC	4.250%	10/15/27	5	5
[4,5]	Alliant Holdings Intermediate LLC	6.750%	10/15/27	12	13
[4]	Allied Universal Holdco LLC	4.625%	6/1/28	11	11
[4]	Allied Universal Holdco LLC	6.000%	6/1/29	3	3
[5]	Allina Health System	3.887%	4/15/49	265	315
[4,5]	Allison Transmission Inc.	4.750%	10/1/27	34	36
[4,5]	Allison Transmission Inc.	3.750%	1/30/31	22	22
	Ally Financial Inc.	1.450%	10/2/23	120	122
	Altria Group Inc.	4.400%	2/14/26	101	115
	Altria Group Inc.	4.800%	2/14/29	160	187
	Altria Group Inc.	3.400%	2/4/41	350	339
	Altria Group Inc.	5.950%	2/14/49	100	130
	Altria Group Inc.	4.450%	5/6/50	40	43
	Amazon.com Inc.	2.500%	6/3/50	115	111
[4]	Ambience Merger Sub Inc.	4.875%	7/15/28	5	5
[4]	Ambience Merger Sub Inc.	7.125%	7/15/29	10	10
	Ameren Corp.	2.500%	9/15/24	100	105
	Ameren Corp.	3.500%	1/15/31	120	134
	Ameren Illinois Co.	1.550%	11/15/30	70	68
	Ameren Illinois Co.	4.150%	3/15/46	75	93
	Ameren Illinois Co.	2.900%	6/15/51	100	104
[4,5]	American Airlines Inc.	5.500%	4/20/26	25	26
[4,5]	American Airlines Inc.	5.750%	4/20/29	60	65
[4,5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	30	31
[4,5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	40	40
	American Express Co.	3.000%	10/30/24	375	402
	American Homes 4 Rent LP	3.375%	7/15/51	190	197
[5]	American Honda Finance Corp.	0.650%	9/8/23	350	352
[5]	American Honda Finance Corp.	1.200%	7/8/25	66	67
	American International Group Inc.	4.500%	7/16/44	140	175
	American International Group Inc.	4.800%	7/10/45	32	41
	American International Group Inc.	4.375%	6/30/50	105	132
	American Tower Corp.	3.375%	10/15/26	170	186
[6]	American Tower Corp.	1.250%	5/21/33	500	619
	Amgen Inc.	2.200%	2/21/27	125	131
	Amgen Inc.	3.150%	2/21/40	155	166
	Amgen Inc.	5.150%	11/15/41	61	82
	Amgen Inc.	2.770%	9/1/53	147	143
[4]	Antero Resources Corp.	5.375%	3/1/30	31	32
	Anthem Inc.	3.650%	12/1/27	375	423
	Anthem Inc.	3.125%	5/15/50	190	199
	Aon plc	4.600%	6/14/44	35	45
	Aon plc	4.750%	5/15/45	70	92

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Appalachian Power Co.	4.500%	3/1/49	30	38
	Apple Inc.	1.650%	2/8/31	100	100
	Apple Inc.	2.375%	2/8/41	175	172
	Apple Inc.	3.850%	8/4/46	196	235
[10]	Apple Inc.	2.700%	8/5/51	500	501
[4,5]	Aramark Services Inc.	6.375%	5/1/25	10	11
[4,5]	Arconic Corp.	6.000%	5/15/25	7	7
[4,5]	Arconic Corp.	6.125%	2/15/28	15	16
[4,5]	Ardagh Packaging Finance plc	5.250%	4/30/25	14	15
[4,5]	Ardagh Packaging Finance plc	4.125%	8/15/26	20	21
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	48
	Asbury Automotive Group Inc.	4.750%	3/1/30	34	36
	AT&T Inc.	1.700%	3/25/26	365	371
	AT&T Inc.	3.800%	2/15/27	140	157
	AT&T Inc.	4.350%	3/1/29	273	318
[5]	AT&T Inc.	4.300%	2/15/30	56	65
	AT&T Inc.	4.500%	5/15/35	40	48
	AT&T Inc.	4.900%	8/15/37	55	69
	AT&T Inc.	3.650%	6/1/51	165	176
[4,5]	AT&T Inc.	3.500%	9/15/53	295	304
[4,5]	AT&T Inc.	3.550%	9/15/55	313	324
[4,5]	AT&T Inc.	3.800%	12/1/57	96	102
[4,5]	AT&T Inc.	3.650%	9/15/59	130	135
[4,5]	Athene Global Funding	0.950%	1/8/24	195	196
[5,6]	Athene Global Funding	1.125%	9/2/25	2,170	2,687
[5,6]	Athene Global Funding	0.625%	1/12/28	900	1,079
[7]	Athene Global Funding	1.875%	11/30/28	300	421
[4]	Atkore Inc.	4.250%	6/1/31	15	15
	AutoZone Inc.	3.625%	4/15/25	375	411
	AutoZone Inc.	1.650%	1/15/31	207	200
[4,5]	Axalta Coating Systems LLC	4.750%	6/15/27	10	11
	Ball Corp.	5.000%	3/15/22	10	10
	Ball Corp.	2.875%	8/15/30	6	6
[5]	Bank of America Corp.	3.864%	7/23/24	115	122
[5]	Bank of America Corp.	0.810%	10/24/24	285	286
[5]	Bank of America Corp.	4.000%	1/22/25	75	82
[5]	Bank of America Corp.	0.981%	9/25/25	295	296
[5]	Bank of America Corp.	3.366%	1/23/26	239	257
[5]	Bank of America Corp.	1.319%	6/19/26	135	136
	Bank of America Corp.	1.734%	7/22/27	365	372
[5]	Bank of America Corp.	3.419%	12/20/28	235	258
[5]	Bank of America Corp.	3.194%	7/23/30	265	288
[5]	Bank of America Corp.	2.496%	2/13/31	150	155
[5]	Bank of America Corp.	1.898%	7/23/31	115	113
[6]	Bank of America Corp.	0.654%	10/26/31	900	1,076
	Bank of America Corp.	2.687%	4/22/32	200	209
	Bank of America Corp.	2.299%	7/21/32	400	404
[5]	Bank of America Corp.	2.676%	6/19/41	170	168
	Bank of America Corp.	3.311%	4/22/42	60	65
[5]	Bank of America Corp.	4.875%	4/1/44	75	100
[5]	Bank of America Corp.	4.443%	1/20/48	35	44
[5]	Bank of America Corp.	4.083%	3/20/51	125	151
[5]	Bank of America Corp.	2.831%	10/24/51	70	69
[4,5]	Bausch Health Cos. Inc.	6.125%	4/15/25	7	7
[4,5]	Bausch Health Cos. Inc.	5.500%	11/1/25	6	6
[4,5]	Bausch Health Cos. Inc.	5.750%	8/15/27	14	15
[4,5]	Bausch Health Cos. Inc.	7.000%	1/15/28	40	42
[4]	Bausch Health Cos. Inc.	4.875%	6/1/28	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bausch Health Cos. Inc.	5.250%	2/15/31	10	9
	Becton Dickinson & Co.	4.685%	12/15/44	40	51
	Becton Dickinson & Co.	4.669%	6/6/47	40	51
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	130	149
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	200	199
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	45	57
[6]	Berkshire Hathaway Inc.	0.500%	1/15/41	483	535
[4,5]	Berry Global Inc.	4.875%	7/15/26	28	30
[4,5]	Berry Global Inc.	5.625%	7/15/27	48	51
[4,5]	Big River Steel LLC	6.625%	1/31/29	21	23
	BlackRock Inc.	1.900%	1/28/31	160	163
	Block Financial LLC	3.875%	8/15/30	90	99
	Boeing Co.	2.800%	3/1/24	30	31
	Boeing Co.	4.875%	5/1/25	265	297
	Boeing Co.	2.750%	2/1/26	125	131
	Boeing Co.	2.250%	6/15/26	10	10
	Boeing Co.	5.150%	5/1/30	76	90
	Boeing Co.	5.705%	5/1/40	160	208
	Boeing Co.	5.805%	5/1/50	245	334
	Boeing Co.	5.930%	5/1/60	70	97
	BorgWarner Inc.	2.650%	7/1/27	570	609
	Boston Scientific Corp.	3.750%	3/1/26	500	558
	Boston Scientific Corp.	4.000%	3/1/29	85	98
[4,5]	Boyd Gaming Corp.	8.625%	6/1/25	27	30
[5]	BP Capital Markets America Inc.	3.216%	11/28/23	390	414
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	120	130
[5]	BP Capital Markets America Inc.	3.588%	4/14/27	250	279
	BP Capital Markets America Inc.	4.234%	11/6/28	45	53
	Bristol-Myers Squibb Co.	3.200%	6/15/26	290	319
	Bristol-Myers Squibb Co.	3.900%	2/20/28	50	58
	Brixmor Operating Partnership LP	2.250%	4/1/28	100	103
	Brixmor Operating Partnership LP	4.050%	7/1/30	275	314
	Broadcom Inc.	4.700%	4/15/25	110	124
[4,5]	Broadcom Inc.	1.950%	2/15/28	50	50
	Broadcom Inc.	5.000%	4/15/30	120	143
[4,5]	Broadcom Inc.	3.750%	2/15/51	80	85
[4,5]	BroadStreet Partners Inc.	5.875%	4/15/29	5	5
[4]	Builders FirstSource Inc.	4.250%	2/1/32	5	5
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	175	252
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	140	162
[4,5]	Cable One Inc.	4.000%	11/15/30	17	17
[4,5]	Caesars Entertainment Inc.	8.125%	7/1/27	28	31
[4,5]	Caesars Resort Collection LLC	5.750%	7/1/25	2	2
[4,5]	Calpine Corp.	4.500%	2/15/28	24	25
[4,5]	Cameron LNG LLC	3.701%	1/15/39	180	204
[5]	Capital One Bank USA NA	2.280%	1/28/26	300	313
[4,5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	20	20
[4,5]	Carnival Corp.	11.500%	4/1/23	4	5
[4,5]	Carnival Corp.	7.625%	3/1/26	9	10
[4]	Carnival Corp.	4.000%	8/1/28	35	35
	Carrier Global Corp.	3.377%	4/5/40	210	227
[5]	Caterpillar Financial Services Corp.	0.450%	9/14/23	416	417
	Cboe Global Markets Inc.	1.625%	12/15/30	260	255
	CDW LLC	4.125%	5/1/25	15	16
[4,5]	Cedar Fair LP	5.500%	5/1/25	52	54
	Centene Corp.	2.450%	7/15/28	125	127
	Centene Corp.	3.000%	10/15/30	13	14
	Centene Corp.	2.500%	3/1/31	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Centene Corp.	2.625%	8/1/31	60	60
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	70	73
[5]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	55	62
	CenterPoint Energy Inc.	4.250%	11/1/28	75	87
	CenterPoint Energy Inc.	2.950%	3/1/30	10	11
	CenterPoint Energy Inc.	2.650%	6/1/31	190	198
[4,5]	Charles River Laboratories International Inc.	3.750%	3/15/29	15	15
	Charles Schwab Corp.	0.750%	3/18/24	130	131
[5]	Charter Communications Operating LLC	4.500%	2/1/24	120	131
	Charter Communications Operating LLC	4.200%	3/15/28	70	80
	Charter Communications Operating LLC	5.050%	3/30/29	80	95
	Charter Communications Operating LLC	4.800%	3/1/50	200	235
	Charter Communications Operating LLC	3.700%	4/1/51	205	207
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	420	480
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	100	117
	Cheniere Energy Inc.	4.625%	10/15/28	25	26
[4,5]	Cheniere Energy Partners LP	4.000%	3/1/31	25	26
	Chevron Corp.	2.236%	5/11/30	75	79
[4,5]	Chevron Phillips Chemical Co. LLC	3.400%	12/1/26	275	304
	Chevron USA Inc.	3.250%	10/15/29	50	56
	Chevron USA Inc.	2.343%	8/12/50	70	65
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	151
	Chubb INA Holdings Inc.	1.375%	9/15/30	130	126
	Chubb INA Holdings Inc.	4.350%	11/3/45	210	271
[4,5]	Churchill Downs Inc.	5.500%	4/1/27	58	60
[4,5]	Churchill Downs Inc.	4.750%	1/15/28	41	43
	Cigna Corp.	4.800%	8/15/38	255	324
	Cigna Corp.	3.400%	3/15/50	150	161
	Cimarex Energy Co.	3.900%	5/15/27	40	45
	Cimarex Energy Co.	4.375%	3/15/29	130	149
	Citigroup Inc.	0.981%	5/1/25	210	211
	Citigroup Inc.	3.200%	10/21/26	246	268
	Citigroup Inc.	4.300%	11/20/26	150	171
	Citigroup Inc.	4.450%	9/29/27	125	144
[5]	Citigroup Inc.	3.668%	7/24/28	115	128
[5]	Citigroup Inc.	2.976%	11/5/30	250	267
	Citigroup Inc.	2.561%	5/1/32	200	207
	Citigroup Inc.	4.650%	7/23/48	95	126
[5]	City of Hope	4.378%	8/15/48	160	205
[4,5]	Clarios Global LP	6.750%	5/15/25	5	5
[4,5]	Clarios Global LP	8.500%	5/15/27	45	49
[4]	Clarivate Science Holdings Corp.	3.875%	6/30/28	15	15
[4]	Clarivate Science Holdings Corp.	4.875%	6/30/29	25	25
[4,5]	Clean Harbors Inc.	4.875%	7/15/27	25	26
	Clearway Energy Operating LLC	5.000%	9/15/26	16	16
[4,5]	Clearway Energy Operating LLC	4.750%	3/15/28	29	31
	CMS Energy Corp.	3.450%	8/15/27	260	290
	CNH Industrial Capital LLC	1.950%	7/2/23	200	205
[4,5]	CNX Resources Corp.	6.000%	1/15/29	25	26
	Coca-Cola Co.	1.000%	3/15/28	325	320
	Coca-Cola Co.	3.000%	3/5/51	100	108
[4]	Cogent Communications Group Inc.	3.500%	5/1/26	10	10
[4]	Colgate Energy Partners III LLC	5.875%	7/1/29	5	5
	Comcast Corp.	3.150%	2/15/28	225	248
	Comcast Corp.	4.150%	10/15/28	70	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	2.650%	2/1/30	275	292
	Comcast Corp.	4.400%	8/15/35	90	110
	Comcast Corp.	3.250%	11/1/39	145	158
	Comcast Corp.	4.500%	1/15/43	140	176
	Comcast Corp.	4.700%	10/15/48	134	176
	Comcast Corp.	4.950%	10/15/58	65	92
	Commonwealth Edison Co.	3.800%	10/1/42	115	135
[4,5]	CommScope Inc.	6.000%	3/1/26	8	8
[4,5]	CommScope Inc.	8.250%	3/1/27	12	13
[4,5]	CommScope Inc.	7.125%	7/1/28	26	28
[4]	Comstock Resources Inc.	5.875%	1/15/30	35	35
	Conagra Brands Inc.	4.850%	11/1/28	175	210
[5]	Connecticut Light & Power Co.	3.200%	3/15/27	240	266
	Connecticut Light & Power Co.	4.000%	4/1/48	80	99
[4,5]	ConocoPhillips	3.750%	10/1/27	65	74
[4,5]	ConocoPhillips	2.400%	2/15/31	40	42
[4,5]	ConocoPhillips	4.875%	10/1/47	30	40
	ConocoPhillips Co.	4.950%	3/15/26	90	105
	ConocoPhillips Co.	4.300%	11/15/44	65	80
[5]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	117
	Constellation Brands Inc.	3.200%	2/15/23	25	26
	Constellation Brands Inc.	3.750%	5/1/50	150	170
	Corporate Office Properties LP	2.250%	3/15/26	175	181
	Corporate Office Properties LP	2.750%	4/15/31	105	108
	Crown Castle International Corp.	3.700%	6/15/26	266	295
	Crown Castle International Corp.	3.800%	2/15/28	68	76
	Crown Castle International Corp.	5.200%	2/15/49	85	113
[4,5]	CrownRock LP	5.625%	10/15/25	10	10
[4,5]	CrownRock LP	5.000%	5/1/29	10	10
[4,5]	CSC Holdings LLC	5.375%	2/1/28	40	42
[4,5]	CSC Holdings LLC	4.625%	12/1/30	16	16
[4,5]	CSC Holdings LLC	4.500%	11/15/31	35	35
	CSX Corp.	4.750%	11/15/48	190	251
[4]	CTR Partnership LP	3.875%	6/30/28	14	14
	CVS Health Corp.	4.780%	3/25/38	190	239
	CVS Health Corp.	4.125%	4/1/40	210	249
	CVS Health Corp.	5.050%	3/25/48	75	100
	CVS Health Corp.	4.250%	4/1/50	100	122
	DCP Midstream Operating LP	5.625%	7/15/27	6	7
	DCP Midstream Operating LP	5.125%	5/15/29	21	23
	Dell International LLC	6.020%	6/15/26	80	96
	Dell International LLC	6.100%	7/15/27	120	148
	Dell International LLC	5.300%	10/1/29	278	340
	Dell International LLC	6.200%	7/15/30	125	162
	Dell International LLC	8.100%	7/15/36	300	467
	Dell International LLC	8.350%	7/15/46	100	166
	Delta Air Lines Inc.	2.900%	10/28/24	12	12
[4,5]	Delta Air Lines Inc.	7.000%	5/1/25	40	47
[4,5]	Delta Air Lines Inc.	4.500%	10/20/25	165	178
[4,5]	Delta Air Lines Inc.	4.750%	10/20/28	576	645
	Delta Air Lines Inc.	3.750%	10/28/29	15	15
	Devon Energy Corp.	5.850%	12/15/25	40	47
[4]	Devon Energy Corp.	5.250%	10/15/27	29	31
[4]	Devon Energy Corp.	5.875%	6/15/28	9	10
[4]	Devon Energy Corp.	4.500%	1/15/30	81	88
	Devon Energy Corp.	5.600%	7/15/41	30	37
	DH Europe Finance II Sarl	2.600%	11/15/29	125	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DH Europe Finance II Sarl	3.400%	11/15/49	125	140
	Diamondback Energy Inc.	4.750%	5/31/25	30	34
	Diamondback Energy Inc.	3.250%	12/1/26	255	275
	Diamondback Energy Inc.	4.400%	3/24/51	105	120
[4,10]	DIRECTV Holdings LLC	5.875%	8/15/27	7	7
	Discovery Communications LLC	4.900%	3/11/26	265	304
	Discovery Communications LLC	4.650%	5/15/50	55	65
	Discovery Communications LLC	4.000%	9/15/55	142	153
[5]	Dominion Energy Inc.	3.300%	3/15/25	70	76
	Dominion Energy Inc.	4.250%	6/1/28	65	75
[5]	Dominion Energy Inc.	3.375%	4/1/30	35	39
[5]	Dominion Energy Inc.	4.050%	9/15/42	170	200
	Dominion Energy Inc.	4.700%	12/1/44	130	167
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	80	104
	Dow Chemical Co.	4.375%	11/15/42	180	219
[4]	DT Midstream Inc.	4.125%	6/15/29	26	27
[4]	DT Midstream Inc.	4.375%	6/15/31	20	21
	DTE Electric Co.	2.250%	3/1/30	145	151
	DTE Electric Co.	4.300%	7/1/44	120	152
	DTE Electric Co.	3.700%	6/1/46	75	88
	DTE Electric Co.	2.950%	3/1/50	55	58
[5]	DTE Energy Co.	1.050%	6/1/25	165	166
	Duke Energy Carolinas LLC	2.550%	4/15/31	65	69
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	28
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	155
	Duke Energy Corp.	3.500%	6/15/51	150	162
	Duke Energy Florida LLC	1.750%	6/15/30	50	50
	Duke Energy Florida LLC	3.400%	10/1/46	35	39
	Duke Energy Indiana LLC	2.750%	4/1/50	75	75
	Duke Energy Progress LLC	4.100%	5/15/42	130	158
	Duke Energy Progress LLC	2.500%	8/15/50	200	192
	DuPont de Nemours Inc.	4.205%	11/15/23	100	108
	DuPont de Nemours Inc.	4.493%	11/15/25	100	114
	DuPont de Nemours Inc.	5.319%	11/15/38	40	54
	Electronic Arts Inc.	1.850%	2/15/31	110	109
	Electronic Arts Inc.	2.950%	2/15/51	135	135
[4,5]	Element Solutions Inc.	3.875%	9/1/28	17	17
	Eli Lilly & Co.	2.500%	9/15/60	100	95
	Enable Midstream Partners LP	3.900%	5/15/24	15	16
	Enable Midstream Partners LP	4.950%	5/15/28	120	139
	Enbridge Energy Partners LP	5.500%	9/15/40	50	66
	Encompass Health Corp.	4.500%	2/1/28	26	27
[4,5]	Endeavor Energy Resources LP	6.625%	7/15/25	4	4
[4,5]	Endeavor Energy Resources LP	5.750%	1/30/28	15	16
	Energy Transfer LP	4.500%	11/1/23	310	332
	Energy Transfer LP	4.250%	4/1/24	150	161
	Energy Transfer LP	3.750%	5/15/30	180	196
	Energy Transfer LP	6.050%	6/1/41	65	82
	Energy Transfer LP	6.500%	2/1/42	100	131
	Energy Transfer LP	6.250%	4/15/49	70	92
[4,5]	EnLink Midstream LLC	5.625%	1/15/28	7	7
	EnLink Midstream LLC	5.375%	6/1/29	15	16
	Enstar Group Ltd.	4.950%	6/1/29	140	162
[4]	Entegris Inc.	3.625%	5/1/29	20	21
	Entergy Arkansas LLC	2.650%	6/15/51	100	98
	Entergy Corp.	1.900%	6/15/28	95	96
	Entergy Corp.	2.800%	6/15/30	90	95
	Entergy Corp.	2.400%	6/15/31	35	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	3.250%	4/1/28	300	332
	Entergy Louisiana LLC	2.900%	3/15/51	105	107
	Entergy Texas Inc.	4.000%	3/30/29	75	86
	Entergy Texas Inc.	3.550%	9/30/49	100	110
	Enterprise Products Operating LLC	5.950%	2/1/41	80	113
	Enterprise Products Operating LLC	4.850%	3/15/44	140	175
	Enterprise Products Operating LLC	4.900%	5/15/46	30	38
	Enterprise Products Operating LLC	4.250%	2/15/48	50	59
	EOG Resources Inc.	3.900%	4/1/35	20	24
[4,5]	EQM Midstream Partners LP	6.500%	7/1/27	16	18
	EQT Corp.	3.000%	10/1/22	4	4
[4]	EQT Corp.	3.125%	5/15/26	7	7
	EQT Corp.	5.000%	1/15/29	25	28
	Equitable Holdings Inc.	5.000%	4/20/48	40	52
	Essex Portfolio LP	4.500%	3/15/48	60	75
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	105
	Evergy Inc.	2.900%	9/15/29	375	402
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	162
	Exelon Corp.	3.400%	4/15/26	40	44
	Exelon Corp.	4.450%	4/15/46	305	378
[4,5]	Expedia Group Inc.	6.250%	5/1/25	6	7
	Expedia Group Inc.	2.950%	3/15/31	600	616
	Exxon Mobil Corp.	2.610%	10/15/30	250	268
[6]	Exxon Mobil Corp.	1.408%	6/26/39	500	603
	Exxon Mobil Corp.	4.227%	3/19/40	155	190
	Exxon Mobil Corp.	4.114%	3/1/46	55	67
	Federal Realty Investment Trust	3.950%	1/15/24	375	402
	FedEx Corp.	2.400%	5/15/31	131	136
	FedEx Corp.	3.250%	5/15/41	160	169
	FedEx Corp.	3.875%	8/1/42	30	34
	FedEx Corp.	5.250%	5/15/50	75	105
[4]	First Student Bidco Inc.	4.000%	7/31/29	25	25
[5]	FirstEnergy Corp.	4.650%	7/15/27	25	28
	FirstEnergy Corp.	2.650%	3/1/30	25	25
[5]	FirstEnergy Corp.	3.400%	3/1/50	10	10
	Florida Power & Light Co.	4.125%	2/1/42	25	31
	Florida Power & Light Co.	3.800%	12/15/42	150	180
	Florida Power & Light Co.	3.150%	10/1/49	45	50
	FMC Corp.	4.500%	10/1/49	30	37
	Ford Motor Credit Co. LLC	3.087%	1/9/23	13	13
	Ford Motor Credit Co. LLC	5.125%	6/16/25	10	11
	Ford Motor Credit Co. LLC	4.134%	8/4/25	5	5
	Ford Motor Credit Co. LLC	3.375%	11/13/25	15	16
	Ford Motor Credit Co. LLC	4.271%	1/9/27	10	11
	Ford Motor Credit Co. LLC	4.125%	8/17/27	51	55
	Ford Motor Credit Co. LLC	3.815%	11/2/27	12	13
	Ford Motor Credit Co. LLC	2.900%	2/16/28	20	20
	Fox Corp.	4.030%	1/25/24	200	216
	Fox Corp.	3.050%	4/7/25	20	21
	Fox Corp.	5.476%	1/25/39	220	288
	Freeport-McMoRan Inc.	4.125%	3/1/28	62	65
	Freeport-McMoRan Inc.	4.375%	8/1/28	30	32
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	11
	Freeport-McMoRan Inc.	4.625%	8/1/30	30	33
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	13
[4,5]	Frontier Communications Holdings LLC	5.875%	10/15/27	7	8
[4,5]	Frontier Communications Holdings LLC	5.000%	5/1/28	31	32
[4,5]	Frontier Communications Holdings LLC	6.750%	5/1/29	10	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FS KKR Capital Corp.	3.400%	1/15/26	220	230
	GE Capital Funding LLC	3.450%	5/15/25	225	245
	GE Capital Funding LLC	4.400%	5/15/30	275	323
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	200	246
	General Dynamics Corp.	3.250%	4/1/25	40	43
	General Dynamics Corp.	3.750%	5/15/28	280	321
	General Dynamics Corp.	4.250%	4/1/40	95	119
	General Electric Co.	3.450%	5/1/27	205	227
	General Electric Co.	3.625%	5/1/30	53	60
	General Electric Co.	6.750%	3/15/32	113	158
	General Electric Co.	4.250%	5/1/40	60	71
	General Electric Co.	4.350%	5/1/50	100	123
[4,5]	General Mills Inc.	3.000%	2/1/51	225	232
	General Motors Co.	5.400%	10/2/23	146	160
	General Motors Co.	6.125%	10/1/25	150	178
	General Motors Co.	5.200%	4/1/45	175	219
	General Motors Financial Co. Inc.	3.150%	6/30/22	150	153
	General Motors Financial Co. Inc.	5.200%	3/20/23	75	80
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	430
	General Motors Financial Co. Inc.	2.750%	6/20/25	135	143
	General Motors Financial Co. Inc.	1.250%	1/8/26	200	200
[4,5]	Georgia-Pacific LLC	1.750%	9/30/25	245	253
	Gilead Sciences Inc.	0.750%	9/29/23	340	340
	Gilead Sciences Inc.	4.150%	3/1/47	50	61
[5]	Goldman Sachs Group Inc.	2.905%	7/24/23	800	819
[8,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	1.592%	5/2/24	300	226
	Goldman Sachs Group Inc.	3.750%	5/22/25	624	684
[7]	Goldman Sachs Group Inc.	1.000%	12/16/25	2,350	3,260
[6]	Goldman Sachs Group Inc.	2.875%	6/3/26	1,700	2,286
	Goldman Sachs Group Inc.	1.431%	3/9/27	265	266
[5]	Goldman Sachs Group Inc.	4.223%	5/1/29	135	155
	Goldman Sachs Group Inc.	1.992%	1/27/32	320	316
	Goldman Sachs Group Inc.	2.615%	4/22/32	100	104
[6]	Goldman Sachs Group Inc.	1.000%	3/18/33	500	606
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	85	105
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	106
[4]	Graphic Packaging International LLC	3.500%	3/15/28	5	5
[4,5]	Graphic Packaging International LLC	3.500%	3/1/29	7	7
[4,5]	H&E Equipment Services Inc.	3.875%	12/15/28	25	25
[4]	HAT Holdings I LLC	3.375%	6/15/26	15	15
	HCA Inc.	5.375%	2/1/25	45	51
	HCA Inc.	4.125%	6/15/29	130	148
	HCA Inc.	5.250%	6/15/49	105	138
[4]	HCRX Investments Holdco LP	4.500%	8/1/29	5	5
[4,5]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[4,5]	Hilcorp Energy I LP	6.000%	2/1/31	6	6
[4,5]	Hill-Rom Holdings Inc.	4.375%	9/15/27	45	47
[4,5]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	72	75
[4,5]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	10	11
	Home Depot Inc.	2.950%	6/15/29	100	110
	Home Depot Inc.	1.375%	3/15/31	150	145
	Home Depot Inc.	4.250%	4/1/46	30	38
	Home Depot Inc.	3.900%	6/15/47	225	273
	Home Depot Inc.	4.500%	12/6/48	75	100
	Honeywell International Inc.	1.350%	6/1/25	445	455
	Honeywell International Inc.	2.800%	6/1/50	155	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hormel Foods Corp.	0.650%	6/3/24	100	100
	Hormel Foods Corp.	1.700%	6/3/28	100	102
[4]	HP Inc.	2.650%	6/17/31	86	87
[4,5]	Ingevity Corp.	3.875%	11/1/28	15	15
	Intel Corp.	4.750%	3/25/50	135	181
	Intercontinental Exchange Inc.	0.700%	6/15/23	60	60
	Intercontinental Exchange Inc.	2.650%	9/15/40	110	108
	Intercontinental Exchange Inc.	3.000%	9/15/60	70	70
	International Business Machines Corp.	3.300%	5/15/26	160	177
[4,5]	International Game Technology plc	4.125%	4/15/26	5	5
[4,5]	International Game Technology plc	6.250%	1/15/27	3	3
	International Paper Co.	4.800%	6/15/44	60	78
	International Paper Co.	4.350%	8/15/48	22	28
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	119
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	25	34
	Intuit Inc.	0.950%	7/15/25	190	191
	Invesco Finance plc	5.375%	11/30/43	55	74
	Johnson & Johnson	2.450%	9/1/60	100	98
[5]	Johnson Controls International plc	5.125%	9/14/45	28	38
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	530	571
	JPMorgan Chase & Co.	1.578%	4/22/27	250	253
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	399	442
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	30	33
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	212	242
	JPMorgan Chase & Co.	2.580%	4/22/32	300	312
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	195	228
	JPMorgan Chase & Co.	2.525%	11/19/41	190	186
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	70	83
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	105	110
	JPMorgan Chase & Co.	3.328%	4/22/52	200	217
	Kaiser Foundation Hospitals	3.150%	5/1/27	647	716
	Kellogg Co.	4.500%	4/1/46	115	145
	Keurig Dr Pepper Inc.	5.085%	5/25/48	50	68
	Keurig Dr Pepper Inc.	3.350%	3/15/51	150	162
	Kimberly-Clark Corp.	1.050%	9/15/27	175	173
	Kimberly-Clark Corp.	3.100%	3/26/30	100	112
	Kimco Realty Corp.	3.300%	2/1/25	30	32
	Kimco Realty Corp.	4.250%	4/1/45	150	177
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	160	210
	Kinder Morgan Inc.	5.300%	12/1/34	225	283
	Kinder Morgan Inc.	5.550%	6/1/45	25	33
	Kraft Heinz Foods Co.	3.875%	5/15/27	101	112
	Kraft Heinz Foods Co.	3.750%	4/1/30	70	77
	Kraft Heinz Foods Co.	4.875%	10/1/49	17	21
[4,5]	Kraton Polymers LLC	4.250%	12/15/25	11	11
	Kroger Co.	2.650%	10/15/26	265	283
	Kroger Co.	2.200%	5/1/30	100	102
	Kroger Co.	3.875%	10/15/46	125	141
	Kroger Co.	4.450%	2/1/47	200	244
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	210	245
	L3Harris Technologies Inc.	5.054%	4/27/45	30	40
[4,5]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	5	5
[4,5]	Ladder Capital Finance Holdings LLLP	4.250%	2/1/27	17	17
[4]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	27	27
	Lamar Media Corp.	3.750%	2/15/28	22	22
[4,5]	Lamb Weston Holdings Inc.	4.625%	11/1/24	10	10
[4,5]	Lamb Weston Holdings Inc.	4.875%	11/1/26	31	32
[4,5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	31	34

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lennar Corp.	5.250%	6/1/26	340	395
	Lennar Corp.	4.750%	11/29/27	50	58
[4,5]	Level 3 Financing Inc.	4.625%	9/15/27	67	70
[4,5]	Level 3 Financing Inc.	3.625%	1/15/29	20	19
[4,5]	Lithia Motors Inc.	4.625%	12/15/27	15	16
[4]	Lithia Motors Inc.	3.875%	6/1/29	30	32
[4,5]	Lithia Motors Inc.	4.375%	1/15/31	21	23
[4,5]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[4,5]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	34
[4,5]	Live Nation Entertainment Inc.	3.750%	1/15/28	9	9
	Lockheed Martin Corp.	3.800%	3/1/45	165	197
	Lockheed Martin Corp.	4.700%	5/15/46	40	54
	Lowe's Cos. Inc.	3.100%	5/3/27	305	335
	Lowe's Cos. Inc.	1.300%	4/15/28	100	99
	Lowe's Cos. Inc.	4.050%	5/3/47	55	65
[4]	LPL Holdings Inc.	4.375%	5/15/31	25	26
	LYB International Finance III LLC	2.875%	5/1/25	85	91
	LYB International Finance III LLC	3.375%	5/1/30	150	166
	LYB International Finance III LLC	3.375%	10/1/40	100	107
[4]	Madison IAQ LLC	4.125%	6/30/28	15	15
[4]	Madison IAQ LLC	5.875%	6/30/29	17	17
	Marathon Oil Corp.	5.200%	6/1/45	20	24
	Marathon Petroleum Corp.	4.750%	12/15/23	195	212
	Marathon Petroleum Corp.	4.700%	5/1/25	130	147
	Marathon Petroleum Corp.	3.800%	4/1/28	100	112
	Marathon Petroleum Corp.	4.750%	9/15/44	40	48
	Marathon Petroleum Corp.	5.000%	9/15/54	55	68
[5]	Marriott International Inc.	4.625%	6/15/30	300	348
[4]	Masonite International Corp.	3.500%	2/15/30	10	10
	Mastercard Inc.	2.950%	3/15/51	150	160
[5]	McDonald's Corp.	3.625%	9/1/49	150	170
[5]	McDonald's Corp.	4.200%	4/1/50	175	216
[4,5]	Meritage Homes Corp.	3.875%	4/15/29	60	63
	MetLife Inc.	4.125%	8/13/42	75	92
	MGM Growth Properties Operating Partnership LP	5.625%	5/1/24	8	9
[4,5]	MGM Growth Properties Operating Partnership LP	4.625%	6/15/25	35	37
	MGM Growth Properties Operating Partnership LP	4.500%	9/1/26	27	29
	Microsoft Corp.	2.525%	6/1/50	130	130
[4]	Midcap Financial Issuer Trust	5.625%	1/15/30	12	12
[4,5]	Mileage Plus Holdings LLC	6.500%	6/20/27	337	367
	Mondelez International Inc.	1.500%	2/4/31	200	193
[5]	Morgan Stanley	3.125%	1/23/23	283	294
[5]	Morgan Stanley	2.720%	7/22/25	480	505
[5]	Morgan Stanley	2.188%	4/28/26	170	177
	Morgan Stanley	1.593%	5/4/27	195	198
[5]	Morgan Stanley	3.591%	7/22/28	275	306
[5]	Morgan Stanley	2.699%	1/22/31	135	142
[5]	Morgan Stanley	1.794%	2/13/32	160	156
[5]	Morgan Stanley	3.971%	7/22/38	90	106
[5]	Morgan Stanley	4.457%	4/22/39	75	93
	Morgan Stanley	3.217%	4/22/42	135	145
	Morgan Stanley	4.300%	1/27/45	30	38
[5]	Morgan Stanley	2.802%	1/25/52	90	89
	Mosaic Co.	4.875%	11/15/41	30	36
[5]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	4.875%	6/1/25	200	226
	MPLX LP	1.750%	3/1/26	225	228
	MPLX LP	4.500%	4/15/38	170	197
[4,5]	MSCI Inc.	3.625%	9/1/30	15	16
[4]	MSCI Inc.	3.625%	11/1/31	25	26
[4]	Mueller Water Products Inc.	4.000%	6/15/29	10	10
[6]	Mylan Inc.	2.125%	5/23/25	1,820	2,315
	Nasdaq Inc.	2.500%	12/21/40	100	95
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	200	220
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	25	28
[4,5]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	74
[4,5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	143
[4,5]	NCL Corp. Ltd.	5.875%	3/15/26	36	36
[4,5]	Nestle Holdings Inc.	1.000%	9/15/27	325	320
[4,5]	Nestle Holdings Inc.	4.000%	9/24/48	300	375
[4,5]	Netflix Inc.	3.625%	6/15/25	40	43
	Netflix Inc.	4.875%	4/15/28	35	41
	Netflix Inc.	5.875%	11/15/28	40	50
[4]	Netflix Inc.	4.875%	6/15/30	12	14
	Newmont Corp.	2.800%	10/1/29	130	138
	Newmont Corp.	2.250%	10/1/30	60	61
[4,5]	News Corp.	3.875%	5/15/29	23	23
[4,5]	Nexstar Media Inc.	5.625%	7/15/27	5	5
[4,5]	Nexstar Media Inc.	4.750%	11/1/28	22	23
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	300	320
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	55	60
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	120	123
[4,5]	Nielsen Finance LLC	5.625%	10/1/28	27	29
	Norfolk Southern Corp.	3.050%	5/15/50	100	103
	Northern States Power Co.	6.250%	6/1/36	144	211
	Northrop Grumman Corp.	4.030%	10/15/47	150	182
	Northrop Grumman Corp.	5.250%	5/1/50	125	180
	NRG Energy Inc.	7.250%	5/15/26	35	36
	NRG Energy Inc.	6.625%	1/15/27	12	12
[4,5]	NRG Energy Inc.	2.450%	12/2/27	117	120
[4]	NRG Energy Inc.	3.625%	2/15/31	15	15
	Nucor Corp.	2.000%	6/1/25	45	47
	Nucor Corp.	2.700%	6/1/30	110	117
	NuStar Logistics LP	5.750%	10/1/25	5	5
	NuStar Logistics LP	6.375%	10/1/30	20	22
	Occidental Petroleum Corp.	5.550%	3/15/26	16	18
	Occidental Petroleum Corp.	3.400%	4/15/26	5	5
	Occidental Petroleum Corp.	3.200%	8/15/26	42	42
	Occidental Petroleum Corp.	3.000%	2/15/27	15	15
	Occidental Petroleum Corp.	4.400%	8/15/49	20	19
	Omega Healthcare Investors Inc.	5.250%	1/15/26	708	812
	Omega Healthcare Investors Inc.	3.375%	2/1/31	330	344
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	230	247
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	120	144
	ONEOK Inc.	5.850%	1/15/26	100	118
	ONEOK Inc.	3.400%	9/1/29	90	97
	ONEOK Inc.	4.950%	7/13/47	50	60
	ONEOK Inc.	5.200%	7/15/48	30	37
	Oracle Corp.	2.500%	4/1/25	520	547
	Oracle Corp.	1.650%	3/25/26	450	459
	Oracle Corp.	2.300%	3/25/28	200	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	2.950%	4/1/30	40	43
	Oracle Corp.	2.875%	3/25/31	230	243
	Oracle Corp.	3.600%	4/1/40	140	150
	Oracle Corp.	3.650%	3/25/41	150	162
	Oracle Corp.	3.950%	3/25/51	115	128
[4,5]	Organon & Co.	4.125%	4/30/28	30	31
[4,5]	Organon & Co.	5.125%	4/30/31	20	21
	PacifiCorp	4.150%	2/15/50	225	279
	Packaging Corp. of America	3.400%	12/15/27	20	22
	Packaging Corp. of America	4.050%	12/15/49	50	60
[4,5]	Pattern Energy Operations LP	4.500%	8/15/28	14	14
	PECO Energy Co.	4.150%	10/1/44	130	162
	PECO Energy Co.	3.900%	3/1/48	50	61
[4]	Penn National Gaming Inc.	5.625%	1/15/27	5	5
	PepsiCo Inc.	3.450%	10/6/46	75	86
[4,5]	Performance Food Group Inc.	6.875%	5/1/25	10	11
[4,5]	Performance Food Group Inc.	5.500%	10/15/27	49	51
[4]	Performance Food Group Inc.	4.250%	8/1/29	30	31
	Pfizer Inc.	2.550%	5/28/40	225	231
[6]	Philip Morris International Inc.	2.875%	3/3/26	517	694
[6]	Philip Morris International Inc.	2.000%	5/9/36	850	1,114
	Philip Morris International Inc.	4.250%	11/10/44	165	197
	Phillips 66	3.900%	3/15/28	50	56
	Phillips 66	4.650%	11/15/34	80	96
	Phillips 66 Partners LP	3.150%	12/15/29	207	219
	Pioneer Natural Resources Co.	1.900%	8/15/30	380	369
	Pioneer Natural Resources Co.	2.150%	1/15/31	100	99
	Plains All American Pipeline LP	4.500%	12/15/26	360	407
	Plains All American Pipeline LP	4.900%	2/15/45	30	33
[4,5]	Playtika Holding Corp.	4.250%	3/15/29	20	20
[4,5]	Post Holdings Inc.	5.750%	3/1/27	10	10
[4,5]	Post Holdings Inc.	4.500%	9/15/31	32	32
	PPG Industries Inc.	1.200%	3/15/26	125	126
	Prudential Financial Inc.	3.935%	12/7/49	260	311
[5]	Prudential Financial Inc.	4.350%	2/25/50	65	83
[5]	Public Service Co. of Colorado	6.250%	9/1/37	60	90
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	117
[5]	Public Service Electric & Gas Co.	3.200%	8/1/49	60	66
	PulteGroup Inc.	5.500%	3/1/26	45	53
	PulteGroup Inc.	5.000%	1/15/27	15	18
[4,5]	QualityTech LP	3.875%	10/1/28	10	11
	Ralph Lauren Corp.	2.950%	6/15/30	200	216
[4,5]	Rattler Midstream LP	5.625%	7/15/25	7	7
	Raytheon Technologies Corp.	3.200%	3/15/24	130	138
	Raytheon Technologies Corp.	3.950%	8/16/25	15	17
	Raytheon Technologies Corp.	4.125%	11/16/28	236	274
	Raytheon Technologies Corp.	4.625%	11/16/48	160	211
[4,5]	Realogy Group LLC	7.625%	6/15/25	5	5
[7]	Realty Income Corp.	1.125%	7/13/27	1,700	2,354
	Republic Services Inc.	1.750%	2/15/32	100	97
[4,5]	Reynolds Group Issuer Inc.	4.000%	10/15/27	25	25
[4,5]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	3	3
[4,5]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	2	2
[4,5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	5	6
	RPM International Inc.	3.750%	3/15/27	110	122
	RPM International Inc.	4.550%	3/1/29	115	134
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	70	80
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	210	239
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	100	117
	Sabra Health Care LP	5.125%	8/15/26	610	692
[4,5]	Sabre GLBL Inc.	9.250%	4/15/25	15	18
[4,5]	Sabre GLBL Inc.	7.375%	9/1/25	11	12
	salesforce.com Inc.	2.700%	7/15/41	400	409
	Santander Holdings USA Inc.	4.400%	7/13/27	250	283
[4,5]	SBA Communications Corp.	3.125%	2/1/29	42	41
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	35	36
[4,5]	Scripps Escrow II Inc.	3.875%	1/15/29	26	26
[4,5]	Seagate HDD Cayman	3.125%	7/15/29	10	10
[4,5]	Seagate HDD Cayman	4.125%	1/15/31	100	105
	Sempra Energy	3.250%	6/15/27	170	186
	Sempra Energy	4.000%	2/1/48	25	29
	Sherwin-Williams Co.	4.500%	6/1/47	80	102
[6]	Simon International Finance SCA	1.125%	3/19/33	1,000	1,228
	Simon Property Group LP	3.500%	9/1/25	270	296
	Simon Property Group LP	2.200%	2/1/31	200	201
	Simon Property Group LP	3.250%	9/13/49	135	142
[4,5]	Sirius XM Radio Inc.	4.625%	7/15/24	10	10
[4,5]	Sirius XM Radio Inc.	5.000%	8/1/27	10	10
	Skyworks Solutions Inc.	1.800%	6/1/26	60	61
	Skyworks Solutions Inc.	3.000%	6/1/31	230	241
[5]	Southern California Edison Co.	4.200%	3/1/29	125	143
	Southern California Edison Co.	4.500%	9/1/40	50	58
	Southern California Edison Co.	4.000%	4/1/47	70	75
[5]	Southern California Edison Co.	4.875%	3/1/49	20	24
[5]	Southern Co.	3.700%	4/30/30	30	34
	Southern Co.	4.400%	7/1/46	30	36
	Southwest Airlines Co.	5.250%	5/4/25	70	80
	Southwest Airlines Co.	5.125%	6/15/27	80	95
	Southwest Airlines Co.	2.625%	2/10/30	250	260
	Spectra Energy Partners LP	4.500%	3/15/45	90	108
	Sprint Corp.	7.125%	6/15/24	50	58
	Sprint Corp.	7.625%	3/1/26	5	6
[4]	Square Inc.	2.750%	6/1/26	10	10
[4]	Square Inc.	3.500%	6/1/31	20	21
[4,5]	SS&C Technologies Inc.	5.500%	9/30/27	19	20
	Stanley Black & Decker Inc.	2.300%	3/15/30	125	131
	Starbucks Corp.	3.500%	3/1/28	25	28
	Starbucks Corp.	3.500%	11/15/50	125	139
	State Street Corp.	2.825%	3/30/23	30	31
	Steel Dynamics Inc.	2.400%	6/15/25	35	37
	Steel Dynamics Inc.	3.450%	4/15/30	100	111
	SVB Financial Group	2.100%	5/15/28	230	236
[4]	Switch Ltd.	4.125%	6/15/29	10	10
	Synchrony Financial	3.950%	12/1/27	460	515
	Sysco Corp.	5.650%	4/1/25	131	152
[4,5]	Tallgrass Energy Partners LP	7.500%	10/1/25	3	3
[4,5]	Tallgrass Energy Partners LP	6.000%	12/31/30	6	6
	Targa Resources Partners LP	6.500%	7/15/27	50	54
[4,5]	TEGNA Inc.	4.750%	3/15/26	17	18
[4,5]	Tenet Healthcare Corp.	4.625%	9/1/24	5	5
[4,5]	Tenet Healthcare Corp.	7.500%	4/1/25	5	5
[4,5]	Tenet Healthcare Corp.	4.875%	1/1/26	40	41
[4,5]	Tenet Healthcare Corp.	6.250%	2/1/27	10	10
[4]	Tenet Healthcare Corp.	4.250%	6/1/29	28	29
	Time Warner Cable LLC	4.500%	9/15/42	55	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TJX Cos. Inc.	2.250%	9/15/26	200	212
	T-Mobile USA Inc.	4.500%	2/1/26	29	30
	T-Mobile USA Inc.	1.500%	2/15/26	280	283
	T-Mobile USA Inc.	3.750%	4/15/27	100	112
	T-Mobile USA Inc.	2.625%	2/15/29	30	30
[4]	T-Mobile USA Inc.	3.375%	4/15/29	25	26
	T-Mobile USA Inc.	3.875%	4/15/30	170	192
	T-Mobile USA Inc.	2.875%	2/15/31	6	6
[4]	T-Mobile USA Inc.	3.500%	4/15/31	15	16
	T-Mobile USA Inc.	3.000%	2/15/41	195	197
	T-Mobile USA Inc.	3.600%	11/15/60	275	291
	Toll Brothers Finance Corp.	4.350%	2/15/28	112	124
	Toll Brothers Finance Corp.	3.800%	11/1/29	30	32
[5]	Toyota Motor Credit Corp.	0.500%	8/14/23	400	402
[5]	Toyota Motor Credit Corp.	1.800%	2/13/25	400	415
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	6
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	98
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	40	49
[4,5]	TransDigm Inc.	8.000%	12/15/25	10	11
[4,5]	TransDigm Inc.	6.250%	3/15/26	49	51
	TransDigm Inc.	5.500%	11/15/27	37	38
[4,5]	TransDigm Inc.	4.875%	5/1/29	35	35
	Tri Pointe Homes Inc.	5.700%	6/15/28	10	11
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	165	179
[4,5]	Twitter Inc.	3.875%	12/15/27	10	11
	Tyson Foods Inc.	5.100%	9/28/48	80	108
[5]	UDR Inc.	2.950%	9/1/26	15	16
	Union Electric Co.	4.000%	4/1/48	65	79
	Union Electric Co.	3.250%	10/1/49	75	83
	Union Pacific Corp.	3.950%	9/10/28	150	173
	Union Pacific Corp.	3.250%	2/5/50	107	115
	Union Pacific Corp.	3.839%	3/20/60	35	41
	United Airlines Holdings Inc.	4.875%	1/15/25	7	7
[4,5]	United Airlines Inc.	4.375%	4/15/26	35	36
[4,5]	United Airlines Inc.	4.625%	4/15/29	35	36
	United Rentals North America Inc.	3.875%	2/15/31	22	23
[10]	United Rentals North America Inc.	3.750%	1/15/32	10	10
	United States Steel Corp.	6.875%	3/1/29	35	38
	UnitedHealth Group Inc.	2.375%	8/15/24	280	295
	UnitedHealth Group Inc.	2.750%	5/15/40	100	104
	UnitedHealth Group Inc.	4.375%	3/15/42	215	272
	UnitedHealth Group Inc.	3.250%	5/15/51	100	110
[4,5]	Uniti Group LP	7.875%	2/15/25	12	13
[4,5]	Uniti Group LP	4.750%	4/15/28	15	15
[4,5]	Uniti Group LP	6.500%	2/15/29	21	21
[6]	Upjohn Finance BV	1.908%	6/23/32	600	775
	US Bancorp	1.450%	5/12/25	235	241
[4,5]	Vail Resorts Inc.	6.250%	5/15/25	46	49
	Valero Energy Corp.	4.350%	6/1/28	70	80
	Valero Energy Corp.	4.900%	3/15/45	30	37
[4,10]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	10	10
[4,10]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	15	15
	VEREIT Operating Partnership LP	3.400%	1/15/28	10	11
	VEREIT Operating Partnership LP	2.200%	6/15/28	160	165
[8]	Verizon Communications Inc.	3.500%	2/17/23	1,090	835
	Verizon Communications Inc.	3.376%	2/15/25	120	131
	Verizon Communications Inc.	0.850%	11/20/25	150	149
	Verizon Communications Inc.	1.450%	3/20/26	170	173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	3.000%	3/22/27	200	217
	Verizon Communications Inc.	2.100%	3/22/28	250	257
	Verizon Communications Inc.	4.016%	12/3/29	75	87
	Verizon Communications Inc.	2.550%	3/21/31	65	68
	Verizon Communications Inc.	4.400%	11/1/34	140	170
	Verizon Communications Inc.	4.812%	3/15/39	150	193
	Verizon Communications Inc.	2.650%	11/20/40	75	73
	Verizon Communications Inc.	3.850%	11/1/42	70	81
	Verizon Communications Inc.	4.862%	8/21/46	140	184
	Verizon Communications Inc.	4.000%	3/22/50	80	94
	Verizon Communications Inc.	3.550%	3/22/51	440	481
	Verizon Communications Inc.	4.672%	3/15/55	55	72
	Verizon Communications Inc.	3.000%	11/20/60	70	68
	Verizon Communications Inc.	3.700%	3/22/61	105	116
	ViacomCBS Inc.	4.750%	5/15/25	360	408
	ViacomCBS Inc.	4.200%	6/1/29	60	70
	ViacomCBS Inc.	4.375%	3/15/43	275	325
[4,5]	Viatris Inc.	2.700%	6/22/30	335	344
[4,5]	Viatris Inc.	3.850%	6/22/40	250	273
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	75	82
[5]	Virginia Electric & Power Co.	2.950%	11/15/26	240	261
[5]	Virginia Electric & Power Co.	2.875%	7/15/29	165	180
[5]	Virginia Electric & Power Co.	4.200%	5/15/45	50	61
[4,5]	Vistra Operations Co. LLC	5.625%	2/15/27	20	21
[4,5]	Vistra Operations Co. LLC	5.000%	7/31/27	8	8
[4]	Vistra Operations Co. LLC	4.375%	5/1/29	23	24
	VMware Inc.	3.900%	8/21/27	360	405
[10]	VMware Inc.	1.800%	8/15/28	190	191
	VMware Inc.	4.700%	5/15/30	130	156
[10]	VMware Inc.	2.200%	8/15/31	90	90
	Walt Disney Co.	1.750%	8/30/24	90	93
	Walt Disney Co.	3.700%	3/23/27	70	79
	Walt Disney Co.	6.650%	11/15/37	70	108
	Walt Disney Co.	3.500%	5/13/40	125	141
	Walt Disney Co.	2.750%	9/1/49	45	45
	Walt Disney Co.	3.600%	1/13/51	45	52
	Waste Management Inc.	0.750%	11/15/25	200	199
	Waste Management Inc.	1.150%	3/15/28	100	98
[5]	Wells Fargo & Co.	2.164%	2/11/26	450	469
[5]	Wells Fargo & Co.	2.188%	4/30/26	475	495
[5]	Wells Fargo & Co.	4.300%	7/22/27	375	431
[5]	Wells Fargo & Co.	2.879%	10/30/30	270	288
[7]	Wells Fargo & Co.	2.125%	9/24/31	500	717
[5]	Wells Fargo & Co.	3.068%	4/30/41	320	337
[5]	Wells Fargo & Co.	4.650%	11/4/44	75	94
[5]	Wells Fargo & Co.	4.400%	6/14/46	60	74
[5]	Wells Fargo & Co.	5.013%	4/4/51	80	112
[5,7]	Wells Fargo Bank NA	5.250%	8/1/23	2,000	3,016
	Welltower Inc.	4.250%	4/1/26	50	57
[4,5]	WESCO Distribution Inc.	7.250%	6/15/28	31	35
	Western Digital Corp.	4.750%	2/15/26	44	49
	Western Midstream Operating LP	5.300%	2/1/30	30	34
	Weyerhaeuser Co.	4.000%	11/15/29	131	151
[4,5]	William Carter Co.	5.500%	5/15/25	28	29
	Williams Cos. Inc.	6.300%	4/15/40	65	90
	Williams Cos. Inc.	4.850%	3/1/48	30	37
[4,5]	Williams Scotsman International Inc.	4.625%	8/15/28	9	9
	Willis North America Inc.	4.500%	9/15/28	155	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Willis North America Inc.	2.950%	9/15/29	85	90
	Willis North America Inc.	3.875%	9/15/49	70	80
[4,5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	30	31
	Xcel Energy Inc.	3.300%	6/1/25	275	297
	Xcel Energy Inc.	3.500%	12/1/49	200	223
[4,5]	Zayo Group Holdings Inc.	4.000%	3/1/27	22	22
[4,5]	Zayo Group Holdings Inc.	6.125%	3/1/28	43	44
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	260	283
	Zoetis Inc.	3.000%	5/15/50	190	202
					133,672
Total Corporate Bonds (Cost $203,632)					210,083
Sovereign Bonds (12.3%)
Armenia (0.1%)
	Republic of Armenia	3.600%	2/2/31	200	190
Azerbaijan (0.3%)
[5]	Republic of Azerbaijan	4.750%	3/18/24	600	650
[5]	Republic of Azerbaijan	3.500%	9/1/32	260	270
					920
Brazil (0.1%)
	Federative Republic of Brazil	4.625%	1/13/28	200	217
Canada (1.1%)
[11]	Canadian Government Bond	1.000%	9/1/22	1,400	1,131
[11]	Canadian Government Bond	4.000%	6/1/41	385	433
[11]	Canadian Government Bond	2.750%	12/1/48	300	294
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	895
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	401
					3,154
Chile (0.3%)
[6]	Republic of Chile	1.300%	7/26/36	310	366
	Republic of Chile	3.100%	5/7/41	470	476
					842
Colombia (0.5%)
	Ecopetrol SA	5.875%	9/18/23	525	566
[5]	Republic of Colombia	3.875%	2/15/61	808	708
					1,274
Dominican Republic (0.2%)
	Dominican Republic	5.875%	4/18/24	500	529
Ecuador (0.3%)
[5]	Republic of Ecuador	0.000%	7/31/30	600	333
[4,5]	Republic of Ecuador	0.000%	7/31/30	650	361
	Republic of Ecuador	0.500%	7/31/30	62	54
					748
El Salvador (0.1%)
[5]	Republic of El Salvador	9.500%	7/15/52	200	188
Germany (1.3%)
[6]	Federal Republic of Germany	0.000%	10/10/25	2,000	2,454
[6]	Federal Republic of Germany	0.500%	2/15/28	1,000	1,282
					3,736
Guatemala (0.2%)
[5]	Republic of Guatemala	4.375%	6/5/27	510	552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hungary (0.3%)
[6]	Republic of Hungary	1.625%	4/28/32	700	890
India (0.5%)
	Export-Import Bank of India	3.875%	3/12/24	1,000	1,067
[5]	Export-Import Bank of India	3.875%	2/1/28	200	218
					1,285
Indonesia (0.5%)
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	200	217
[4,6]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	426
[6]	Republic of Indonesia	1.750%	4/24/25	650	810
					1,453
Israel (0.3%)
	State of Israel	3.800%	5/13/60	291	339
	State of Israel	4.500%	4/3/20	325	421
					760
Japan (0.4%)
[12]	Japan	0.100%	6/20/24	65,000	596
[12]	Japan	0.100%	12/20/26	30,000	277
[12]	Japan	0.100%	6/20/29	10,000	93
[12]	Japan	1.700%	9/20/33	6,000	65
					1,031
Mexico (0.5%)
[6]	United Mexican States	3.625%	4/9/29	700	969
[5]	United Mexican States	3.250%	4/16/30	300	313
					1,282
Morocco (0.4%)
[4,5,6]	Kingdom of Morocco	2.000%	9/30/30	670	791
[4]	OCP SA	5.125%	6/23/51	400	408
					1,199
Panama (0.6%)
[5]	Republic of Panama	3.750%	3/16/25	205	223
	Republic of Panama	3.362%	6/30/31	1,102	1,113
	Republic of Panama	4.500%	4/16/50	200	228
	Republic of Panama	3.870%	7/23/60	200	206
					1,770
Peru (0.1%)
[5]	Republic of Peru	2.392%	1/23/26	291	298
Philippines (0.6%)
[6]	Republic of the Philippines	1.750%	4/28/41	1,450	1,706
Republic of North Macedonia (0.2%)
[4,6]	Republic of North Macedonia	1.625%	3/10/28	415	490
Romania (0.6%)
[6]	Republic of Romania	2.500%	2/8/30	500	633
[4,6]	Republic of Romania	1.750%	7/13/30	830	986
[5,6]	Republic of Romania	2.625%	12/2/40	126	146
					1,765
Saudi Arabia (0.4%)
[5]	Kingdom of Saudi Arabia	4.000%	4/17/25	300	331
[5]	KSA Sukuk Ltd.	3.628%	4/20/27	541	597
	Saudi Arabian Oil Co.	3.500%	4/16/29	200	219
					1,147

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Serbia (0.5%)
[6]		Republic of Serbia	3.125%	5/15/27	961	1,269
Singapore (0.2%)
[4,10]		Temasek Financial I Ltd.	2.750%	8/2/61	500	498
Ukraine (0.2%)
[4,5]		Ukraine Government Bond	6.876%	5/21/29	470	485
United Arab Emirates (0.8%)
[4,5]		Finance Department Government of Sharjah	4.000%	7/28/50	350	318
[5]		Sharjah Sukuk Program Ltd.	3.854%	4/3/26	1,750	1,875
						2,193
United Kingdom (0.7%)
[7]		United Kingdom	1.750%	9/7/37	300	470
[7]		United Kingdom	4.500%	12/7/42	180	421
[7]		United Kingdom	3.250%	1/22/44	150	304
[7]		United Kingdom	1.500%	7/22/47	250	388
[7]		United Kingdom	3.500%	7/22/68	90	254
						1,837
Total Sovereign Bonds (Cost $32,600)						33,708
Taxable Municipal Bonds (0.1%)
United States (0.1%)
		New York Metropolitan Transportation Authority Revenue (Build America Bonds) (Cost $319)	5.871%	11/15/39	300	403
					Shares
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[13]		Vanguard Market Liquidity Fund (Cost $10,693)	0.064%		106,928	10,693
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	2,422	7
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	2,429	7

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	2,432	7
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	2,432	8
					29
Put Swaptions
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	2,070	2
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	1,370	1
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	390	—

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-IG-S36-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	9/15/21	0.525%	8,070	9
					12
Total Options Purchased (Cost $87)					41
Total Investments (100.1%) (Cost $267,503)					275,144
Other Assets and Liabilities—Net (-0.1%)					(397)
Net Assets (100%)					274,747
Cost is in $000.
1	Securities with a value of $210,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $684,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $575,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $26,314,000, representing 9.6% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Face amount denominated in euro.
7	Face amount denominated in British pounds.
8	Face amount denominated in Australian dollars.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2021.
11	Face amount denominated in Canadian dollars.
12	Face amount denominated in Japanese yen.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.

Derivative Financial Instruments Outstanding as of Period End

Options Written
	Counterparty	Expiration Date	Excercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S36-V1, Credit Protection Purchased, Pays 1.000% Quarterly (Premiums Received $11)	GSI	9/15/21	0.625%	16,990	(9)
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year Government of Canada Bond	September 2021	12	1,208	8
5-Year U.S. Treasury Note	September 2021	3	373	—
10-Year Government of Canada Bond	September 2021	23	2,728	77
Euro-Bobl	September 2021	17	2,730	11
Euro-Bund	September 2021	46	9,635	131
Euro-Buxl	September 2021	8	2,041	58
Euro-Schatz	September 2021	60	7,997	12
Long U.S. Treasury Bond	September 2021	25	4,118	156
Mini 10-Year Japanese Government Bond	September 2021	5	694	3
Ultra Long U.S. Treasury Bond	September 2021	9	1,796	5
				461

Short Futures Contracts
2-Year U.S. Treasury Note	September 2021	(8)	(1,765)	(1)
10-Year U.S. Treasury Note	September 2021	(120)	(16,135)	(152)
Long Gilt	September 2021	(51)	(9,201)	(76)
Ultra 10-Year U.S. Treasury Note	September 2021	(25)	(3,756)	(68)
				(297)
				164

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	8/27/21	CAD	31	USD	25	—	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	8/27/21	EUR	1,362	USD	1,611	6	—
JPMorgan Chase Bank, N.A.	8/27/21	EUR	31	USD	36	—	—
Morgan Stanley Capital Services LLC	8/27/21	GBP	98	USD	137	—	(1)
BNP Paribas	7/22/22	JPY	248,426	USD	2,485	—	(212)
JPMorgan Chase Bank, N.A.	8/27/21	SEK	3	USD	—	—	—
JPMorgan Chase Bank, N.A.	8/27/21	ZAR	1	USD	—	—	—
Barclays Bank plc	8/27/21	USD	2,092	AUD	2,838	10	—
State Street Bank & Trust Co.	8/27/21	USD	2,091	AUD	2,838	8	—
Citibank, N.A.	8/27/21	USD	3,147	CAD	3,967	—	(32)
JPMorgan Chase Bank, N.A.	8/27/21	USD	15	CAD	19	—	—
Bank of America, N.A.	8/27/21	USD	10	CAD	12	—	—
State Street Bank & Trust Co.	8/27/21	USD	27,400	EUR	23,277	—	(226)
Goldman Sachs Bank USA	8/27/21	USD	27,395	EUR	23,277	—	(230)
JPMorgan Chase Bank, N.A.	8/27/21	USD	979	EUR	825	—	—
BNP Paribas	8/26/21	GBP	51	EUR	60	—	—
Toronto-Dominion Bank	8/27/21	USD	24,061	GBP	17,495	—	(259)
Morgan Stanley Capital Services LLC	8/27/21	USD	3,235	GBP	2,341	—	(20)
JPMorgan Chase Bank, N.A.	8/27/21	USD	634	GBP	461	—	(6)
Morgan Stanley Capital Services LLC	8/27/21	USD	233	GBP	167	—	—
BNP Paribas	7/22/22	USD	2,485	JPY	249,482	203	—
Toronto-Dominion Bank	8/27/21	USD	578	JPY	63,839	—	(4)
Barclays Bank plc	7/22/22	USD	483	JPY	49,480	30	—
Morgan Stanley Capital Services LLC	8/26/21	USD	414	JPY	45,660	—	(3)
Morgan Stanley Capital Services LLC	8/27/21	USD	3	NZD	5	—	—
						257	(993)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
NZD—New Zealand dollar.
SEK—Swedish krona.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S36-V1	06/20/24	USD	2,000	1.000	44	4

Credit Protection Purchased
CDX-NA-HY-S36-V1	06/20/26	USD	4,110	(5.000)	(405)	(10)
CDX-NA-IG-S36-V1	06/20/26	USD	1,253	(1.000)	(32)	(1)
						(11)
						(7)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Indonesia/Baa2	6/20/26	BARC	400	1.000	4	5	—	(1)
Republic of Indonesia/Baa2	6/20/26	BARC	200	1.000	2	2	—	—
Republic of Peru/A3	6/20/26	BARC	100	1.000	—	—	—	—
Republic of Peru/A3	6/20/26	BNPSW	335	1.000	—	2	—	(2)
Republic of Peru/A3	6/20/26	JPMC	125	1.000	—	1	—	(1)
Russian Federation/Baa3	6/20/26	GSI	650	1.000	5	—	5	—
Unibail-Rodamco-Westfield SE/Baa2	6/20/26	GSI	1,300[2]	1.000	(2)	(17)	15	—
					9	(7)	20	(4)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $92,000 and cash of $10,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. The fund had no open options contracts on futures at July 31, 2021.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
I. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,665	—	18,665
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,551	—	1,551
Corporate Bonds	—	210,083	—	210,083
Sovereign Bonds	—	33,708	—	33,708
Taxable Municipal Bonds	—	403	—	403
Temporary Cash Investments	10,693	—	—	10,693
Options Purchased	—	41	—	41
Total	10,693	264,451	—	275,144

Derivative Financial Instruments
Assets
Futures Contracts[1]	461	—	—	461
Forward Currency Contracts	—	257	—	257
Swap Contracts	4[1]	20	—	24
Total	465	277	—	742
Liabilities
Options Written	—	9	—	9
Futures Contracts[1]	297	—	—	297
Forward Currency Contracts	—	993	—	993
Swap Contracts	11[1]	4	—	15
Total	308	1,006	—	1,314
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.